Note 16 - Accounts Payable	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
16.	Accounts payable

Accounts payable consist of:

	December 31,
	2012	2013
Amount due to customers of H.K. brokerage business	$584,607	$7,039,937
Amount due to sales agents	-	4,202,811
Consulting fees payable	-	1,175,319
Others	220,244	154,656
	$804,851	$12,572,723